[Ameritas Life Insurance Corp. Logo]
                                                                 5900 "O" Street
                                                              Lincoln, NE  68510
                                                                    402-467-1122

June 30, 2009

                                                    Via EDGAR and overnight mail

Sally Samuel, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549


Re: Ameritas Life Insurance Corp. ("Ameritas" or "Depositor") and Ameritas Variable Separate Account VA-2, 1940 Act No. 811-05192 ("Separate Account" or "Registrant")
         OVERTURE Annuity III Flexible Premium Deferred Variable Annuity, 1933 Act No. 333-142502
         Post-Effective Amendment No. 1 on Form N-4 Pursuant to Rule 485(a)

         Request for Selective Review Pursuant to Securities Act Release No. 6510 and Investment Company Act Release No. 13768

Dear Ms. Samuel:

Today, we are submitting via EDGAR, pursuant to Rule 485(a), a post-effective amendment to the registration statement for the above-referenced Separate Account. The proposed effective date for this filing is September 1, 2009. The Overture Annuity III is no longer offered for new sales, nor will it be offered after the effective date of the revised prospectus.

The Registrant is requesting selective review of this Post-Effective Amendment ("Amendment") pursuant to Securities Act Release No. 6510 and 1940 Act Release No. 13768. In support of this request, the Registrant represents as follows:

     (a) With the exception of the revisions specified in this letter, the material provisions of this registration were reviewed informally by the staff of the Division of Investment Management's Office of Insurance Products prior to May 1, 2007, in connection with the merger of Ameritas and its former wholly owned subsidiary, Ameritas Variable Life Insurance Company ("AVLIC"). The Commission's response to our request for a no action position concerning the change of the Depositor is dated April 5, 2007. The specimen prospectus reviewed prior to the merger was the Overture Annuity III-Plus, which became Registration No. 333-142499 on May 1, 2007. Overture Annuity III-Plus prospectus text was used as the prototype for the May 1, 2007 Overture Annuity III and all former AVLIC variable annuities. Disclosure relating to specific features of each variable annuity product was to be based on the specific features applicable to each product. Overture Annuity III, as filed on Form N-4 May 1, 2007, became Registration Statement No. 333-142502, which is the precedent for this amendment.

     (b) The primary purpose of this amendment is to revise the "Guaranteed Minimum Death Benefit" section, pages 30-31. The replacement language is the same as that used in Registration No. 333-142499. Recent re-examination of this feature indicated that the same policy rider form is used for both products. We have also determined that the language in the Annuity III-Plus prospectus better describes the feature and should be used to describe this feature for Overture Annuity III.

This amendment also includes the following other revisions to the Overture Annuity II and Annuity III prospectus and the statement of additional information ("SAI") for the Separate Account. These revisions incorporate Rule 497(e) supplements filed since the initial Form N-4 registration on May 1, 2007, changes consistent with Commission review comments for other similar Ameritas products, and year-end updates through December 31, 2008. Please note that the SAI included in this amendment is the same as is used for the companion Rule 485(a) filings submitted on June 30, 2009 for Registration Nos. 333-142501, 333-142503, and 333-142504.

1. Page 1 and SAI Page 1. September 1, 2009 is inserted as the proposed effective date for the prospectus (top of page) and SAI (last paragraph on page 2 of red-lined prospectus draft).

2. Pages 1, 7-11, 16-18 and Appendix A. Variable investment option portfolio lists, expenses, objectives and accumulation unit values are updated.

3. Page 2, Last Page, and SAI Page 6. Directions for searching the SEC's website are updated.

4.       Page 3. The Table of Contents is updated.

5. Page 4. Two definitions are clarified, including deletion of mention of mutual funds and two references to the Policy form. Also, text referring to qualified plan documents is deleted.

6. Page 5. The first paragraph, third sentence clause is changed from future to present tense.

7. Page 6. "Portfolio Company Operating Expenses" are updated for December 31, 2008 variable investment option expenses.

8. Page 13. Headings, consistent with Form N-4, are added to the "Financial Information" section.

9. Page 16. Disclosure regarding the impact of mixed and shared funding is added to the "Separate Account Variable Investment Options" section.

10. Pages 18-19. The section on "Adding, Deleting, or Substituting Variable Investment Options" is revised consistent with Commission comments received on text in the pre-effective amendment of Ameritas Variable Separate Account V variable life insurance prospectus, Registration No. 333-151913, effective December 2, 2008.

11. Page 19. The title of the "Fixed Account Option" section is revised; a sentence stating that, "Assets in the Fixed Account are subject to claims by creditors of the company." was added; and the sentence "Refer to the Policy for additional details regarding the Fixed Account." was deleted. These revisions are consistent with comments received for Registration No. 333-142483, which was last reviewed by the Commission in a Rule 485(a) filing submitted February 27, 2009.

12.      Page 20.  "Transfer Rules" are updated by:
     a. Adding a reference to the close of the New York Stock Exchange as the daily deadline for transfer requests to be received, since the 3:00 p.m. reference did not address the possibility of early close;
     b.   Correcting the minimum transfer amount for dollar cost averaging;
     c. Correcting the minimum subaccount value that may prompt transfer of the remaining balance; and
     d. Correcting disclosure of how reallocations of amounts below minimum subaccount values will be made.

13. Page 21. A phrase indicating that transfer fees do not apply to systematic transfer programs is deleted, as this text was added in error in the May 1, 2007 prospectus.

14.      Page 23. Model asset allocation rules are revised by:
     a.   Deleting the word "calendar" in reference to quarterly rebalancing;
     b.   Adding discussion of the impact of the death of the owner;
     c.   Adding disclosure regarding affiliated funds; and
     d.   Revising the wording on potential risks.

15. Page 24. Consistent with earlier Commission review comments, a statement referring "to the Policy itself for the actual terms of the Policy" is removed.

16.      Page 26. Text regarding laws for minor beneficiaries is clarified.

17. Page 27. Disclosure is added regarding the U.S. Treasury's Temporary Guarantee Program for Money Market Funds.

18. Page 29. A paragraph is added to describe procedures for death benefit proceeds when there are multiple beneficiaries.

19. Page 30. The "Guaranteed Minimum Death Benefit (available only for Overture Annuity III)" section is replaced. As noted above and in the heading, this section applies only to Overture Annuity III, Registration No. 333-143502, and does not apply to this product, Overture Annuity II, Registration No. 333-143502.

20. Page 31. A reference to the SAI as a source for Internal Revenue Service rules is deleted, as the SAI no longer includes supplemental tax information.

21. Pages 34-36 and Appendix B. Tax matters and qualified disclosure information have been reviewed and updated.

22. Page 37. The "About Our Company" section is revised to reflect the current responsibilities of Ameritas and to add disclosure regarding Rule 12h-7.

23. Page 37. The "Distribution of the Policy" section is updated for 2008 activity.

24. Appendix A. Accumulation units and values are updated for data through December 31, 2008.

25. Last Page. An "IMSA" section is added on this page and referenced in the Table of Contents.

26. Last Page, SAI Pages 1 and 6. The SAI "Tables of Contents" and the "MORNINGSTAR ASSET ALLOCATOR PROGRAM" section are updated.

27. Minor typographical corrections are made on pages 3, 4, 5, 14, 15, 19, 23, 26, 28, 35, Last Page, and SAI page 5.

Note that Items 3, 5, 10, 11, 12 a and d, 14 d, 15, 16 and 17 reflect final disclosures that incorporate changes consistent with Commission review comments for other similar Ameritas products.

We acknowledge: that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894, or our lead securities attorney, Ann Diers, at 402-467-7847. Thank you for your assistance.


Sincerely,


/s/ Sally R. Bredensteiner
--------------------------

Sally R. Bredensteiner
Assistant Counsel


Enclosure